T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 0.7%
Auto Backed 0.3%
Capital One Prime Auto Receivables Trust
Series 2020-1, Class A4
1.63%, 8/15/25  5,155 5,038
CarMax Auto Owner Trust
Series 2023-1, Class A4
4.65%, 1/16/29  2,435 2,387
Enterprise Fleet Financing
Series 2022-4, Class A2
5.76%, 10/22/29 (1) 12,820 12,884
Ford Credit Auto Owner Trust
Series 2020-1, Class A
2.04%, 8/15/31 (1) 2,333 2,187
22,496
Other Asset-Backed Securities 0.2%
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 1,785 1,684
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1) 936 899
Hpefs Equipment Trust
Series 2022-3A, Class C
6.13%, 8/20/29 (1) 5,235 5,266
Santander Retail Auto Lease Trust
Series 2022-A, Class B
1.61%, 1/20/26 (1) 6,005 5,614
Sierra Timeshare Receivables Funding
Series 2019-3A, Class A
2.34%, 8/20/36 (1) 1,453 1,373
14,836
Student Loan 0.2%
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 4,822 4,395
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A
0.97%, 12/16/69 (1) 5,292 4,454
8,849
Total Asset-Backed Securities (Cost $48,004) 46,181

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 0.5%
California 0.0%
California State Univ., Series B, 0.563%, 11/1/24  4,220 3,929
3,929
Colorado 0.0%
Denver City & County Airport System, Series C, 0.877%, 11/15/23  785 762
Denver City & County Airport System, Series C, 1.115%, 11/15/24  1,225 1,145
1,907
Georgia 0.0%
Atlanta Water & Wastewater, 0.407%, 11/1/23  670 650
Atlanta Water & Wastewater, 0.616%, 11/1/24  670 624
1,274
Illinois 0.3%
Illinois, Series A, GO, 2.84%, 10/1/23  20,095 19,791
19,791
Michigan 0.1%
Michigan Fin. Auth., Series A-1, 1.086%, 6/1/23  1,450 1,434
Michigan Fin. Auth., Series A-1, 1.376%, 6/1/24  3,425 3,246
4,680
Texas 0.0%
Dallas Area Rapid Transit, 0.541%, 12/1/23  485 469
Dallas Area Rapid Transit, 0.761%, 12/1/24  380 353
822
West Virginia 0.1%
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.193%, 6/1/23  2,000 1,978
Tobacco Settlement Fin. Auth., Class 1 Senior Bonds, Series A,
1.497%, 6/1/24  2,680 2,546
4,524
Total Municipal Securities (Cost $38,085) 36,927
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 2.8%
Home Equity Loans Backed 0.1%
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51 (1) 11,658 10,053
10,053
Whole Loans Backed 2.7%
Bayview MSR Opportunity Master Fund Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51 (1) 10,849 9,360

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
COLT Funding
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 18,203 15,402
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 5.817%, 1/25/30  397 396
Connecticut Avenue Securities
Series 2017-C06, Class 1M2B, CMO, ARM
1M USD LIBOR + 2.65%, 7.267%, 2/25/30  5,087 5,077
Connecticut Avenue Securities
Series 2018-C03, Class 1EB2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  8,706 8,671
Connecticut Avenue Securities
Series 2018-C03, Class 1ED2, CMO, ARM
1M USD LIBOR + 0.85%, 5.467%, 10/25/30  545 542
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 9,746 9,676
CSMC Trust
Series 2021-RPL6, Class A1, CMO, ARM
2.00%, 10/25/60 (1) 9,284 8,137
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.647%, 12/25/46 (1) 856 817
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 806 727
Galton Funding Mortgage Trust
Series 2020-H1, Class A3, CMO, ARM
2.617%, 1/25/60 (1) 6,139 5,443
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.059%, 7/25/44 (1) 109 108
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 20,546 17,717
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52 (1) 23,327 20,115
JPMorgan Mortgage Trust
Series 2019-INV2, Class A3, CMO, ARM
3.50%, 2/25/50 (1) 852 766
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55 (1) 2,323 2,167
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1) 6,641 6,224

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Mill City Mortgage Loan Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 7/25/59 (1) 734 722
NYMT Loan Trust
Series 2022-CP1, Class A1, CMO
2.042%, 7/25/61 (1) 9,873 8,806
OBX Trust
Series 2019-EXP1, Class 1A3, CMO, ARM
4.00%, 1/25/59 (1) 1,008 959
OBX Trust
Series 2019-EXP3, Class 2A1, CMO, ARM
1M USD LIBOR + 0.90%, 5.517%, 10/25/59 (1) 985 958
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 5.717%, 10/25/59 (1) 895 873
OBX Trust
Series 2020-EXP1, Class 1A9, CMO, ARM
3.50%, 2/25/60 (1) 2,389 2,103
OBX Trust
Series 2020-EXP1, Class 2A1, CMO, ARM
1M USD LIBOR + 0.75%, 5.367%, 2/25/60 (1) 735 679
OBX Trust
Series 2020-INV1, Class A21, CMO, ARM
3.50%, 12/25/49 (1) 1,253 1,109
OBX Trust
Series 2022-NQM1, Class A1, CMO, ARM
2.305%, 11/25/61 (1) 8,630 7,185
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51 (1) 10,824 9,333
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 808 724
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 725 673
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 217 211
SG Residential Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
1.16%, 7/25/61 (1) 12,689 10,063
Structured Agency Credit Risk Debt Notes
Series 2022-DNA2, Class M1A, CMO, ARM
SOFR30A + 1.30%, 5.784%, 2/25/42 (1) 7,695 7,644
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 3,426 3,509

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 520 512
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 432 427
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1) 1,334 1,293
Verus Securitization Trust
Series 2021-3, Class A1, CMO, ARM
1.046%, 6/25/66 (1) 10,678 8,860
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50 (1) 7,758 6,745
184,733
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$221,165) 194,786
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 0.0%
U.S. Government Agency Obligations 0.0%
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 3.875%, 7/1/38  7 7
12M USD LIBOR + 1.961%, 2.461%, 2/1/33  — —
12M USD LIBOR + 1.987%, 4.299%, 2/1/34  1 1
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  16 15
1Y CMT + 2.219%, 4.344%, 10/1/33  — —
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  4 4
12M USD LIBOR + 1.584%, 3.834%, 12/1/35  11 11
12M USD LIBOR + 1.671%, 4.046%, 2/1/33  — —
12M USD LIBOR + 1.689%, 3.698%, 7/1/34  1 1
12M USD LIBOR + 1.715%, 3.965%, 10/1/32 - 12/1/32  14 14
12M USD LIBOR + 1.726%, 3.976%, 9/1/32  1 1
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  5 5
12M USD LIBOR + 1.83%, 3.175%, 8/1/38  8 8
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  5 5
12M USD LIBOR + 1.892%, 4.142%, 12/1/35  4 3
1Y CMT + 2.125%, 3.875%, 7/1/33  — —
ECOFC + 1.254%, 3.347%, 7/1/27  — —
Federal National Mortgage Assn., CMO, STEP, 5.11%, 1/25/32  — —
Federal National Mortgage Assn., UMBS, 7.00%, 10/1/23  — —
76

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Par/Shares $ Value
(Amounts in 000s)
‡
U.S. Government Obligations 0.0%
Government National Mortgage Assn.
8.50%, 7/15/24 - 6/20/27  16 16
Government National Mortgage Assn., CMO, 3.50%, 5/20/49  2,785 2,613
2,629
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $2,900) 2,705
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 90.9%
U.S. Treasury Obligations 90.9%
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/24  101,181 98,999
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/24  332,513 323,473
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/25  596,499 572,826
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/25  646,901 619,711
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/26 (2) 317,857 300,524
U.S. Treasury Inflation-Indexed Notes, 0.125%, 7/15/26  458,067 434,090
U.S. Treasury Inflation-Indexed Notes, 0.125%, 10/15/26  674,995 636,921
U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/27  912,455 852,290
U.S. Treasury Inflation-Indexed Notes, 0.25%, 1/15/25  743,798 719,509
U.S. Treasury Inflation-Indexed Notes, 0.375%, 7/15/27  200,940 190,108
U.S. Treasury Inflation-Indexed Notes, 0.625%, 1/15/26  449,048 433,261
U.S. Treasury Inflation-Indexed Notes, 1.625%, 10/15/27  1,036,041 1,035,232
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $6,435,844) 6,216,944
SHORT-TERM INVESTMENTS 4.1%
Money Market Funds 4.1%
T. Rowe Price Government Reserve Fund, 4.60% (3)(4) 278,872 278,872
Total Short-Term Investments (Cost $278,872) 278,872
Total Investments in Securities 99.0%
(Cost $7,024,870) $ 6,776,415
Other Assets Less Liabilities 1.0% 65,172
Net Assets 100.0% $ 6,841,587

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$218,856 and represents 3.2% of net assets.
(2) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(3) Seven-day yield
(4) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
ECOFC Enterprise 11th District COFI Replacement Index
GO General Obligation
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
UMBS Uniform Mortgage-Backed Securities

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
SWAPS 0.5%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Zero-Coupon Inflation Swaps 0.3%
UBS Investment Bank, 1 Year Zero-
Coupon Inflation Swap Pay Fixed 2.290%
at maturity, Receive Variable (Change in
CPI) at maturity, 6/5/23 201,300 17,970 12,316 5,654
Total Bilateral Zero-Coupon Inflation Swaps 12,316 5,654
Total Bilateral Swaps 12,316 5,654
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Zero-Coupon Inflation Swaps 0.2%
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.000% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/21/24 36,750 (76) — (76)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.010% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/21/24 36,750 (82) 1 (83)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (224) — (224)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.129% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/22/24 77,055 (248) — (248)
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.135% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/23 153,500 9,920 — 9,920
2 Year Zero-Coupon Inflation Swap Pay
Fixed 3.320% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/30/24 77,055 (757) — (757)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.739% at Maturity, Receive Variable
(Change in CPI) at Maturity, 10/3/25 33,144 (23) — (23)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.953% at maturity, Receive Variable
(Change in CPI) at maturity, 8/3/24 61,134 3,872 1 3,871

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
3 Year Zero-Coupon Inflation Swap Pay
Fixed 2.960% at maturity, Receive Variable
(Change in CPI) at maturity, 8/2/24 39,667 2,514 — 2,514
Total Centrally Cleared Zero-Coupon Inflation Swaps 14,894
Total Centrally Cleared Swaps 14,894
Net payments (receipts) of variation margin to date (14,147)
Variation margin receivable (payable) on centrally cleared swaps $ 747

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 1,550 U.S. Treasury Notes five year contracts 6/23 165,935 $ 3
Short, 307 Ultra U.S. Treasury Bonds contracts 6/23 (41,464) 17
Net payments (receipts) of variation margin to date (9)
Variation margin receivable (payable) on open futures contracts $ 11

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.60% $ — $ — $ 5,499++
Totals $ —# $ — $ 5,499+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Government
Reserve Fund, 4.60% $ 296,534  ¤  ¤ $ 278,872
Total $ 278,872^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,499 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $278,872.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 6,497,543 $ — $ 6,497,543
Short-Term Investments 278,872 — — 278,872
Total Securities 278,872 6,497,543 — 6,776,415
Swaps* — 34,275 — 34,275
Futures Contracts* 20 — — 20
Total $ 278,892 $ 6,531,818 $ — $ 6,810,710
Liabilities
Swaps* $ — $ 1,411 $ — $ 1,411
1
Includes Asset-Backed Securities, Municipal Securities, Non-U.S. Government Mortgage-
Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited Duration Inflation Focused Bond Fund

Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F161-054Q3 02/23